Disclosure of Foreign Currency Financial Assets and Liabilities (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Cash | ₪		₪ 17,771				₪ 94,819
Investment | ₪		333
Other receivables – USD | ₪		₪ 134,660				₪ 141,116
Class of liabilities [member]
IfrsStatementLineItems [Line Items]
Cash					$ 541
Other receivables – USD
Trade payables	12,491		0	$ 2,197	13,380			$ 921
Class of liabilities [member] | F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Investment
Class of liabilities [member] | Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Investment
Class of assets [member]
IfrsStatementLineItems [Line Items]
Cash					293		24
Other receivables – USD	1,425				1,111
Trade payables
Class of assets [member] | F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Investment	2,147				1,922
Class of assets [member] | Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Investment